Divestitures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [abstract]
Summary of net assets disposed
The net assets disposed and gain on the above transactions were as follows:

	Year ended December 31,
	2024	2023
Consideration received or receivable:
Cash and cash equivalents	297	418
Fair value of contingent consideration	88	-
Total consideration	385	418

Trade and other receivables	(23)	(51)
Prepaid expenses and other current assets	(24)	(13)
Computer software	(25)	(36)
Goodwill	(87)	(104)
Other non-current assets	(17)	(2)
Total assets	(176)	(206)
Payables, accruals and provisions	-	11
Deferred revenue	2	49
Total liabilities	2	60
Net assets disposed	(174)	(146)
Opening balance 19.9% equity investment in Elite	-	87
Other	(15)	(17)
Gain on sale before income tax	196	342